COLT 2021-4 ABS-15G

Exhibit 99.19

Loan Level Exceptions

Run Date - 9/28/2021

Recovco ID	Loan #1	Redacted ID	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
SOODO1HKQNR	XXXX	434139794		DSCR August 2021	3	1	1	3	1	1	1	1				*** (CURED) Missing flood cert - EV R COMMENT: The flood certificate is missing from the loan file.
PBXCCBAZ0YT	XXXX	434139795		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Title evidence - EV R COMMENT: There was no title evidence in the file; preliminary, commitment, or final.
PLG0VHF50VZ	XXXX	434139841		DSCR July 2021	3	1	3	1	1	1	1	1				*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The HUD, located on page 105 is not executed by the borrower or stamped by the title company.
0HPIIUTS0CB	XXXX	434139842	DSCR August 2021	3	1	3	3	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   Missing the May 2021 statement for XXXX checking, only June statement was in the file (Pg 77).

*** (CURED) Missing credit report - EV R
COMMENT:   Credit report in the file dated 03/04/2021 (Pg 305) was expired. The credit report dated 07/06/2021(Pg 161) noted on the approval was missing.

*** (CURED) Missing flood cert - EV R
COMMENT:   Missing the flood certificate.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
COMMENT:   Credit report in the file dated 03/04/2021 (Pg 305) was expired. The credit report dated 07/06/2021(Pg 161) noted on the approval was missing.

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: Credit report in the file dated 03/04/2021 (Pg 305) was expired. The credit report dated 07/06/2021(Pg 161) noted on the approval was missing.
OTWAM4TH5MS	XXXX	434139796		DSCR August 2021	1	1	1	1	1	1	1	1
4YGKCCMS0YY	XXXX	434139798	DSCR August 2021	3	1	3	3	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Missing the final executed 1003.

*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report in the file date 04/16/2021 (Pg 174) was 102 days old and expired, missing a credit report dated within 90 days of closing.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing the final executed settlement statement.

*** (CURED) Missing flood cert - EV R
COMMENT:   Missing the Flood Certificate.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   Missing the Mortgage and all associated Mortgage Riders including but not limited to; 1-4; Prepayment; Default; Business Purpose.

*** (CURED) Missing Title evidence - EV R
COMMENT:   Missing title evidence.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing the Mortgage and all associated Mortgage Riders including but not limited to; 1-4; Prepayment; Default; Business Purpose.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Missing the Mortgage and all associated Mortgage Riders including but not limited to; 1-4; Prepayment; Default; Business Purpose.

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   Missing the final executed settlement statement.

*** (CURED) Other Required mortgage rider missing - EV R
COMMENT:   Missing the Mortgage and all associated Mortgage Riders including but not limited to; 1-4; Prepayment; Default; Business Purpose.

*** (CURED) Required rider to note is missing - EV R
COMMENT:   Missing the Note addendums; Business-Purpose; Default Interest; Prepayment.

*** (CURED) Right to receive copy of appraisal is Missing - EV R
COMMENT:   Missing the right to receive a copy of the appraisal disclosure.

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: Missing the mortgage payment history for the subject property mortgage being paid off by the subject transaction.
VXFLGDURINQ	XXXX	434139800		DSCR August 2021	1	1	1	1	1	1	1	1
JRFPLCJ43OU	XXXX	434139801		DSCR August 2021	1	1	1	1	1	1	1	1
ZVAGR4MVNPB	XXXX	434139802		DSCR August 2021	1	1	1	1	1	1	1	1
SIZWFP3SF4D	XXXX	434139776		DSCR July 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan closed in the name of an enitty and the EIN was not provided.
BA2300L0JET	XXXX	434139845		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Hazard Insurance - EV R COMMENT: The subject property is an attached townhome. The loan did not include a copy of the master HOI.
YDZIQPK5QSM	XXXX	434139803		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Right to receive copy of appraisal is Missing - EV R COMMENT: The right to receive a copy of the appraisal disclosure form was missing.
R31QMRCVGYX	XXXX	434139778	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is missing the final executed HUD.  The HUD provided located on page 199 reflects a settlement date of XXXX

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines section 16.3 Investor X requires all cash out proceeds to be wired to a business account.  The file included a funds disbursement form located on page 333 which reflects the account the funds were disbursed was a personal account.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The file is missing the final executed HUD. The HUD provided located on page 199 reflects a settlement date of XXXX
AIENQORJT4T	XXXX	434139804	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The guidelines, section 16.3 Investor X reflects the max LTV for a cash out transaction with a credit score of 660-679 is 70%.  The credit report located on page 162 confirms the borrowers qualifying score is 673.  The appraisal located on page 33 and CDA located on page 95 confirms the value is $XXX.  The loan closed with a LTV Of 73.57% ($XXXX/$XXXX).

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines, section 16.3 Investor X reflects the max LTV for a cash out transaction with a credit score of 660-679 is 70%.  The credit report located on page 162 confirms the borrowers qualifying score is 673.  The appraisal located on page 33 and CDA located on page 95 confirms the value is $XXXX.  The loan closed with a LTV Of 73.57% ($XXXX/$XXXX).

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																COMMENT: The guidelines, section 16.3 Investor X reflects the max LTV for a cash out transaction with a credit score of 660-679 is 70%. The credit report located on page 162 confirms the borrowers qualifying score is 673. The appraisal located on page 33 and CDA located on page 95 confirms the value is $XXXX. The loan closed with a LTV Of 73.57% ($XXXX/$XXXX).
HXUCK1PHXA0	XXXX	434139782	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines section 16.3, minimum equity requirement indicates equity of $XXXX is required.  The loan amount is $XXXX, the appraised value is $XXXX, leaving $XXXX in equity.  The file included a loan exception request form due to the equity of less than $XXXX; however, the exception was not approved.

*** (CURED) Missing proof of hazard insurance - EV R
																COMMENT: The file is missing evidence of homeowners insurance for the subject property.
ITDQGD4BOOF	XXXX	434139805	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan closed in the name of an entity; however, the homeowners insurance reflects the insured as an individual.

*** (CURED) Note is missing or unexecuted - EV R
																COMMENT: Note is provided in file but is not executed by both borrowers . Note needs to be signed and executed in file
3FHOTWFMUXQ	XXXX	434139806		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Right to receive copy of appraisal is Missing - EV R COMMENT: Missing the right to receive a copy of an appraisal disclosure.
PFWTQABGSXC	XXXX	434139846	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The guidelines section 16.3 Investor X requires minimum equity of $XXXX for all loans. The loan closed with $XXXX. ($XXXX appraised value-$XXXX loan amount)
1HM35HYKQBN	XXXX	434139847		DSCR August 2021	1	1	1	1	1	1	1	1
MAFIPBCKHCV	XXXX	434139848	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The HUD (Pg 171) is not executed and/or stamped certified.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The HUD (Pg 171) is not executed and/or stamped certified.
CISFZPZZPCJ	XXXX	434139808	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Collections, liens or judgments not paid at closing - EV R
COMMENT:   The loan approval located on page 161 required evidence  the following Tax Lien is paid in full: STATE TAX LIEN, XXXX, $XXXX. Or will be required to be paid through closing. The file included a letter of explanation located on page 209 stating the borrower was unaware; however, evidence documenting the lien was not the borrowers or was paid in full was not provided.

*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report located on page 146 reflects a fraud alert and requires direct contact with the borrower prior to extending credit.  The file does not include documentation to confirm the borrower was contacted at the number provided prior to extending credit.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
																COMMENT: The file is missing the fraud guard. The file is missing the fraud guard.
4K11AQK0F0Y	XXXX	434139849	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note and all addendum and riders were not executed (pg 453-458)

*** (CURED) Rider to note is unsigned - EV R
																COMMENT: The Note and all addendum and riders were not executed (pg 453-458); Business Purpose; Default Interest; Prepayment
J2PMJR4OGIX	XXXX	434139810		DSCR August 2021	1	1	1	1	1	1	1	1
AQ3XPHKFV1W	XXXX	434139811	DSCR August 2021	3	1	3	3	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The final loan application is missing.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The guidelines section 11.9 Reserves requires two months of statements to properly document reserves.  The file included a copy of bank statements located on page 250; however only one month was provided.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The homeowners insurance located on page 25 and 267 did not include the annual premium amount.  Additionally, the final HUD located on page 118 did not reflect an annual premium was collected.  The file did not include evidence of a paid receipt.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file included a loan exception form located on page 207 request an excetion to obtain a rebuild letter from the town re legal non-conforming use.  The exception was not approved.

*** (CURED) Credit report incomplete - EV R
COMMENT:   The guidelines, section 7.1 Credit requirements states, HomeXpress will independently verify the broker’s submitted credit report on all loans by pulling an additional tri-merge credit report. The file did not include a copy of the lenders credit report.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   Missing the Fraud Guard

*** (CURED) Missing flood cert - EV R
																COMMENT: Missing the flood certificate
OP3I4MXWBHE	XXXX	434139786		DSCR July 2021	1	1	1	1	1	1	1	1
IAXZQULHZET	XXXX	434139812	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
																COMMENT: The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXXX equity. The loan amount is $XXXX, the appraised value is $XXXX, leaving $XXXX in equity. The file included an exception request form; however, the form was not approved and executed.
VXAV5CTDW55	XXXX	434139814		DSCR August 2021	1	1	1	1	1	1	1	1
OUUKFYMUO2M	XXXX	434139790	DSCR July 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The final HUD, located on page 195 reflected a purchase price of $XXXX. The purchase contract located on page 316 reflects a purchase price of $XXXX. The file included a notification of unsatisfactory inspection which indicate the buyer request to receive a price reduction of the contract in the amount of $XXXX. The file did not include the contract addendum reflecting the final purchase price of $XXXX.
AITLKGSQCKP	XXXX	434139815		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The contract located on page 401 reflects a closing date of XXXX. The loan closed XXXX. The file did not include a contract extension.
VLCPWB5Z5P0	XXXX	434139854		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The file included an operating agreement located on page 271; however, the agreement is not executed.
VNKP2Z3NQGL	XXXX	434139817	DSCR August 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The file is missing the market rent to calculate the DSCR.

*** (CURED) Appraisal not dated - EV R
COMMENT:   The file is missing the appraisal.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The file did not include evidence of assets.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   The file is missing evidence of reserves.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in the name of an entity.  The file is missing evidence of the LLC documents.

*** (CURED) Credit report incomplete - EV R
COMMENT:   The file did not include credit documentation as required by the Investor X guidelines.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is missing the HUD.

*** (CURED) Missing Appraisal - EV R
																COMMENT: The file is missing the appraisal.
KSSOHK3PUXB	XXXX	434139908		DSCR August 2021	1	1	1	1	1	1	1	1
DLQK3Q1HEYB	XXXX	434139855		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The final settlement statement is not executed and/or stamped certified (Pg 317).
W2FRP0VB1YI	XXXX	434139856		DSCR August 2021	1	1	1	1	1	1	1	1
G1CGQCYXUCM	XXXX	434139857		DSCR August 2021	1	1	1	1	1	1	1	1
2CILQERRZMB	XXXX	434139819		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: Missing the Borrowers Permanent Resident Alien Card (Green Card) issued by USCIS. (Pg 265)
T2ILPR3IHSV	XXXX	434139858	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan approval located on page 187 includes a condition requiring a satisfactory letter of explanation regarding _"Declaration of Non-Owner Occupied" form states Borrower's principal residence is in the Dominican Republic, while URLA reflects primary residence as XXXX.  The file did not include a letter of explanation.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXXX equity.  The loan amount is $XXXX the appraised value is $XXXX, leaving $XXXX in equity.

																The guidelines section 16.3 Investor X states first time homebuyers are not allowed. The guidelines section 4.5, 1st time homebuyer defines a First Time Home Buyer as a borrower who has no demonstrable interest in a property in the last 7 years. The credit report does not reflect a mortgage history. The file does not include evidence of a prior housing history.
YKAZNOWJE5U	XXXX	434139820		DSCR August 2021	1	1	1	1	1	1	1	1
KXBBXNKHWLC	XXXX	434139822	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   The DSCR of 1.00  is required on for Fico of 639 or below. Borrowers qualifying credit score is 639 therefore a DSCR of 1.00 is required The market rent of $XXXX/$XXXX  (PITIA)
																gives you a DSCR of 0.91% and is not within guidelines (16.3 InvestorX)
EPDDAXMOYPU	XXXX	434139859		DSCR August 2021	1	1	1	1	1	1	1	1
CVIDSZTQRRS	XXXX	434139860	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Seller contributions exceed guideline limit - EV R
																COMMENT: The guidelines section 11.2 allows a maximum of 3% of the purchase price of $XXXX or $XXXX The HUD located on page 372 reflects seller paid closing cost in the amount of $XXXX. Reducing the purchase price by the excess contributions resulted in a LTV of 75.40% which is within guidelines.
ZEC4XDWE3E1	XXXX	434139861		DSCR August 2021	1	1	1	1	1	1	1	1
JBHJNNQ1O31	XXXX	434139826		DSCR August 2021	1	1	1	1	1	1	1	1
KHHPQINALZD	XXXX	434139827		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the purchase contract
VGR1VLXAPLF	XXXX	434139911		DSCR August 2021	1	1	1	1	1	1	1	1
0BKATIG5TBO	XXXX	434139863		DSCR August 2021	1	1	1	1	1	1	1	1
3T4NZK1E44C	XXXX	434139828		DSCR August 2021	1	1	1	1	1	1	1	1
HBC4SMJACU1	XXXX	434139864	DSCR August 2021	3	1	3	3	1	1	1	1	*** (CURED) Appraisal not dated - EV R
COMMENT:   The file is missing the appraisal.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The file is missing evidence the annual premium is paid in full.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   The file is misisng asset documentation.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The file is misisng asset documentation.

*** (CURED) Credit score not provided - EV R
COMMENT:   The file is missing the credit report.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The file is missing the fraud report.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is mising the HUD.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The file is missing the appraisal.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The file is missing the photo ID for the borrower.

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: The file is missing the credit report.
TOSYBTBSDN0	XXXX	434139829		DSCR August 2021	1	1	1	1	1	1	1	1
EX1IWRQBLVP	XXXX	434139867	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The file included a processor cert located on page 400 stating the funds to close were coming from cash out proceeds from XXXX , XXXX/XXXX XXXX.  The file did not include the HUDs to confirm the cash out proceeds amounts.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The file included a processor cert located on page 400 stating the funds to close were coming from cash out proceeds from XXXX, XXXX/XXXX XXXX.  The file did not include the HUDs to confirm the cash out proceeds amounts.

AL2TW4GEOAK	XXXX	434139831		DSCR August 2021	1	1	1	1	1	1	1	1
UG4PPG5A5MU	XXXX	434139870		DSCR August 2021	1	1	1	1	1	1	1	1
1CXSFSRG5CJ	XXXX	434139871		DSCR August 2021	1	1	1	1	1	1	1	1
YF5RPPTG5LG	XXXX	434139832		DSCR August 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: Missing Borrower Permanent Resident Alien Card (Green Card) issued by USCIS.
O44FFZIJJGG	XXXX	434139917		DSCR August 2021	1	1	1	1	1	1	1	1
P4GWM5MQ2B5	XXXX	434139918		DSCR August 2021	1	1	1	1	1	1	1	1
H0HGROTKOL1	XXXX	434139833		DSCR August 2021	1	1	1	1	1	1	1	1
XDPWP0VYO03	XXXX	434139920		DSCR August 2021	1	1	1	1	1	1	1	1
1WBU5PQQFC2	XXXX	434139872		DSCR August 2021	1	1	1	1	1	1	1	1
FDA51R5UQJO	XXXX	434139921		DSCR August 2021	1	1	1	1	1	1	1	1
WC2HZR2J24M	XXXX	434139874		DSCR August 2021	1	1	1	1	1	1	1	1
JXWX2VN2XMW	XXXX	434139923		DSCR August 2021	1	1	1	1	1	1	1	1
5LHFF13ZANR	XXXX	434139924		DSCR August 2021	1	1	1	1	1	1	1	1
FG54LQRDKIX	XXXX	434139927		DSCR August 2021	1	1	1	1	1	1	1	1
3M2JWKPXUC0	XXXX	434139928		DSCR August 2021	1	1	1	1	1	1	1	1
HLYAOOC214W	XXXX	434139875		DSCR August 2021	1	1	1	1	1	1	1	1
T0M1VT4NTWU	XXXX	434139930		DSCR August 2021	1	1	1	1	1	1	1	1
OPZNVUBGLKV	XXXX	434139932		DSCR August 2021	1	1	1	1	1	1	1	1
W01WMGXTRXQ	XXXX	434139879	DSCR August 2021	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The loan approval located on page 267, condition #819 reflects the max allowed cash to close is $XXXX. Funds to close were coming from loan #XXXX cash out refinance transaction.  Condition #XXXX indicates both loans XXXX and XXXX are closing concurrently.  The file did not include a copy of the HUD for loan XXXX to confirm cash out proceeds, to properly document funds to close and reserves.  The file did not include asset documentation.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   The loan approval located on page 267, condition #819 reflects the max allowed cash to close is $XXXX. Funds to close were coming from loan #XXXX cash out refinance transaction.  Condition #XXXX indicates both loans XXXX and XXXX are closing concurrently.  The file did not include a copy of the HUD for loan XXXX to confirm cash out proceeds, to properly document funds to close and reserves.  The file did not include asset documentation.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The loan approval located on page 267, condition #XXXX reflects the max allowed cash to close is $XXXX. Funds to close were coming from loan #XXXX cash out refinance transaction.  Condition #XXXX indicates both loans XXXX and XXXX are closing concurrently.  The file did not include a copy of the HUD for loan XXXX to confirm cash out proceeds, to properly document funds to close and reserves.  The file did not include asset documentation.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
																COMMENT: The loan approval located on page 267, condition #XXXX reflects the max allowed cash to close is $XXXX. Funds to close were coming from loan #XXXX cash out refinance transaction. Condition #XXXX indicates both loans XXXX and XXXX are closing concurrently. The file did not include a copy of the HUD for loan XXXX to confirm cash out proceeds, to properly document funds to close and reserves. The file did not include asset documentation.
AC32ZJB4FXB	XXXX	434139933		DSCR August 2021	1	1	1	1	1	1	1	1
AJK5PGV04YV	XXXX	434139934		DSCR August 2021	1	1	1	1	1	1	1	1
VQPG33HZIAJ	XXXX	434139883		DSCR August 2021	1	1	1	1	1	1	1	1
EGIKZB4PDZC	XXXX	434139884		DSCR August 2021	1	1	1	1	1	1	1	1
MSFWYP1LT3L	XXXX	433960788		5th Street July DSCR Securitization	3	1	3	1	1	1	1	1				*** (CURED) Asset Verification insufficient - EV R COMMENT: Gift funds letter (Pg 29, 30, 34, 39) did not meet guidelines missing the required, donor’s address and telephone number (Pg 15 of 45).
IQMMR51HAZ3	XXXX	433960789	5th Street July QM and NonQM Securitization	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Income documentation does not meet guidelines - EV 2
														COMMENT: 2021 YTD Profit and Loss is missing. An exception was received to waive the YTD P & L signed XXXX.
QI3ZJXAJBNA	XXXX	433960786	5th Street July QM and NonQM Securitization	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase HPML/HCM Test Failed - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT:   Missing the January 2020 business bank account for a full 24 consecutive bank statements per guidelines.  An exception has bee provided to allow for 23 months business bankstatments vs 24; hover the income is divided by 24 full months.  This was signed off on 3/22/2021

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: Per program guidelines a minimum mid credit score of 620 is required. Lender approved exception prior to closing allowing 65% LTV at a 603 FICO dated, 2/23/2021.
QSGPBVU3SJG	XXXX	433960790		5th Street July QM and NonQM Securitization	3	2	3	1	2	1	1	2		*** (OPEN) Servicing Transfer not within 3 days of application - EV 2 COMMENT: The Servicing Information was not disclosed to the consumer on the initial or any revised LEs		*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Missing full 12 consecutive months of bank statements in file. 11 months provided, missing statement from XXXX.
SNRZJCYDZI3	XXXX	433960791	5th Street July DSCR Securitization	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Per the HUD from the purchase of the subject property (Pg 166) the Borrower purchased the subject on XXXX for $XXXX which was 6.5 months prior to the subject transaction on XXXX (Pg 232); per the 5th Street program guidelines (Pg 14 of 16) if the property was acquired within the last twelve months, the lower of the original purchase price or appraised value will be utilized., using the original purchase price the LTV is 136.08%.

*** (CURED) Purpose does not meet eligibility requirement(s) - EV R
																COMMENT: Per the 5th Street DSCR matrix cash-out transactions were not eligible.
CCZM52TETXO	XXXX	433960798	5th Street July QM and NonQM Securitization	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Maximum allowed LTV for a primary purchase with the median credit score of 755 is 80%, LTV for the subject loan is 84.99%. Lender approved exception form located in the file dated 4/30/2021 (pg 1).	*** (CURED) Income documentation does not meet guidelines - EV R
																COMMENT: Missing copy of the P&L statement for XXXX. Business Bank Statement guidelines state that a P&L statement is required to support the business bank statements provided to verify income.
J3BJRQLKQKL	XXXX	433960793	5th Street July QM and NonQM Securitization	3	2	3	1	3	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Maximum allowed LTV per the Bank statement Matrix for a primary purchase with the median credit score of 695 is 75%, subject loan has the LTV of 85%. Exception received allowing for 85% LTV with the 695 credit score, dated, 5/10/2021.	*** (CURED) ComplianceEase HPML/HCM Test Failed - EV R
COMMENT:   The loan is an HPML, and there is no evidence in the file that an escrow account was in place at the time of origination. Per Regulation, a creditor may not extend a HPML unless an escrow account is established before consummation.

*** (CURED) ComplianceEase Risk Indicator is "Critical" - EV R
COMMENT:   QM Prohibited Features, term longer than 30 years, Safe Harbor fail. Non QM product.

3J343EDKCZP	XXXX	433960804		5th Street July DSCR Securitization	3	1	1	3	1	1	1	1				*** (CURED) Missing flood cert - EV R COMMENT: Missing the flood certificate.
0ULTCOLHZNN	XXXX	433960821	5th Street July QM and NonQM Securitization	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
														COMMENT: The CD issued on XXXX is missing the following Mortgage Broker information from the Contact Information table: Name, Address, NMLS ID/CA License ID.
Y5A5NKQRG5G	XXXX	433960809	5th Street July QM and NonQM Securitization	3	2	3	3	1	2	1	1	*** (OPEN) Cash Out Amount Exceeds Guidelines - EV 2
COMMENT: Cash to borrower of $XXXX exceeds maximum of $XXXX permitted per guidelines. Exception received dated 6/30/2021 to allow for cash out at $XXXX.	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The Guidelines require a 2nd appraisal for loan amounts over $1.5, the loan file only contained one appraisal.

*** (CURED) Income documentation does not meet guidelines - EV R
																COMMENT: P&Ls missing for both businesses as required by guidelines. P&Ls must cover the same dates of the assets used for income.
GI3W5CTKBRE	XXXX	433960810	5th Street July QM and NonQM Securitization	3	2	3	1	1	2	1	1	*** (OPEN) Asset documentation does not meet guideline requirment - EV 2
COMMENT: Missing April 2021 bank statement for a full consecutive 12 month verification. Exception dated 6/25/2021 received to allow for 11 months.	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Missing UCDPs for appraisal

*** (CURED) Income documentation does not meet guidelines - EV R
																COMMENT: Income guidelines require P&L coverage to match the assets in file. Missing P&L as required.
3PCBQX0EADV	XXXX	433960822	5th Street July QM and NonQM Securitization	2	2	2	1	2	2	1	2	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Guidelines allow for a max LTV of 65% with a min credit score of 720%. File has an approved exception for a 77% LTV, but the subject loan closed with a 78% LTV.  Exception received showing the LTV at 78% dated 6/15/2021.

*** (OPEN) Right to receive copy of appraisal is Missing - EV 2
														COMMENT: The file did not contain evidence that the” Right to Receive Copy of the Appraisal” was provided to the consumer(s) within 3 business days of the application date, XXXX.
TYOJYUB1KPJ	XXXX	433960813	5th Street July QM and NonQM Securitization	3	2	3	1	1	2	1	1	*** (OPEN) Bankruptcy History does not meet guidelines - EV 2
COMMENT:   The applicable Guidelines (page 39 of 45) state  that a two year history of reestablished and clean credit since any bankruptcy discharge is preferable, exceptions are available and must be submitted to management.  The loan file contains a copy of the borrower's Chapter 13 Discharge papers which show that the Bankruptcy was discharged XXXX. The borrower only has 1 year of reestablished credit when the guidelines require 2 years.  Exception received for Chpt 13 bankruptcy with a discharge date of XXXX.  this exception was granted on XXXX.

*** (OPEN) Cash Out Amount Exceeds Guidelines - EV 2
COMMENT:   The applicable guidelines (page 12 of 16) state that the maximum cash out is $XXXX. The Closing Disclosure (page 353) shows that the cash out is $XXXX.  Exception received dated XXXX to allow borrower to receive $XXXX cash back at closing.

*** (OPEN) Cash reserves less than required by guidelines - EV 2
COMMENT: The applicable guidelines (page 12 of 45) require a minimum of 3 months reserves. The loan file requires reserves of $XXXX based on a PITI payment of $XXXX. The loan file documents .25 month reserves based on assets of $XXXX. Exception received, dated 7/7/2021 to consider all cash back $XXXX as reserves.	*** (CURED) Income documentation does not meet guidelines - EV R
																COMMENT: The loan was qualified based on a 12 month average of the borrower's Business Checking Account statements (pages 59 - 113). The 12 month Bank Statements are summarized (page 58) which shows total deposits of $XXXX or an average of $XXXX. An expense factor of 15% (page 55) was applied to the deposits resulting in qualifying income of $XXXX. The applicable guidelines (pages 4 and 5 out of 16) state that the qualifying income is the lower of the following 2 options: Income Indicated on the initial signed 1003 or the monthly net income from the P&L. The monthly gross revenue from the P&L must be supported by the business bank statements provided. The loan file does not contain a Profit & Loss Statement from which the qualifying income can determined.
MXPZVI13ANN	XXXX	433960808	5th Street July QM and NonQM Securitization	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
														COMMENT: The CD issued on XXXX is missing the following Real Estate Broker (B) information from the Contact Information table: Telephone Number.		*** (CURED) Asset do not meet guidelines - EV R COMMENT: The file is mising the verificaation of the transfer and receipt of the $XXXX in gift funds.
QKVMKICZNL2	XXXX	433960817	5th Street July QM and NonQM Securitization	3	2	3	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   This borrower experienced 2 x 90 days late as of XXXX on the mortgage on the departing residence as the result of an auto-pay issue.  The GL states no more than a 1 x 30.  There is no exception for this variance found in the file.  Excpetion provided dated 7/28/2021 for 2 x 90 on the mortgage in the prior 12 months.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Program guidelines state no more than 1 x 30 in last 12 months for mortgage lates.  Borrower has 2 x 90, although there is an LOX for auto-pay issues.  No exception was found for this deviation from guidelines.  Exception received dated 7/28/2021 for 2 x 90 in the previous 12 months.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
														COMMENT: Credit report shows mortgage on departing residence as 2 x 90 as of XXX with 4 months reviewed. LOX explains lateness is due to an auto-pay issue and was not realized until the application process for the subject loan. GL states no more than 1 x 30 in the last 12 months. No exception for credit was found. Exception received dated 7/28/2021 for 2 x 90 on the mortgage in the last 12 months.
QYJVZ4OKUZ0	XXXX	433960819		5th Street July DSCR Securitization	1	1	1	1	1	1	1	1
BG4CUHASKAC	XXXX	433960827	5th Street July QM and NonQM Securitization	2	2	2	1	1	2	1	1	*** (OPEN) Comp Factor: High Qual Credit Score - EV 2
COMMENT:   There is a Loan Exception on the loan.  The LTV is 80%, with 675 FICO and no housing history.  The compensating factors used are low DTI and 6 mos reserves.  Guidelines state maximum loan $1.0M, and for 80% CLTV, a minimum score of 700.  The verified DTI is 6.9% and the reserves are 45 months PITI.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
														COMMENT: There is a Loan Exception on the loan. The LTV is 80%, with 675 FICO and no housing history. The compensating factors used are; low DTI and 6 months reserves. Guidelines state maximum loan $1.0M, and for 80% CLTV, a minimum score of 700. The comp factors have been verified as valid.
SKIGV01PKT5	XXXX	433960828	5th Street July QM and NonQM Securitization	2	2	2	2	1	2	2	1	*** (OPEN) Appraised value not supported. 1025 2-4 Family Property - EV 2
COMMENT:   A DESK REVIEW in lieu of 2nd Appraisal was used, but no compensating factors provided by the Lender.  Exception provided for use of appraisal plus desk review for valuation rquirements which is less than required or two full appraisals with loan amounts geater than $XXXX dated 7/27/2021.

*** (OPEN) Comp Factor: Low Orig CLTV - EV 2
COMMENT:   Per guidelines, the maximum loan amount for an investment property, full doc, 700 score, limited cash out is $1.5M.  The maximum LTV/CLTV is 60% at the $1.5M limit.  No exception documentation was located in the loan file.  Exception received, dated, 7/27/2021 for 76.25% LTV with a 701 credit score for a loan amount of $XXXX on an investment property.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
														COMMENT: Per guidelines, the maximum loan amount for an investment property, full doc, 700 score, limited cash out is $1.5M. No exception documentation was located in the loan file. Exception received, dated, 7/27/2021 for 76.25% LTV with a 701 credit score for a loan amount of $XXXX on an investment property.
HGIPB3XII4N	XXXX	433960820		5th Street July DSCR Securitization	1	1	1	1	1	1	1	1